Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 287	$ 508	$ 307
Less: Income from discontinued operations, net of tax	152	238	43
Adjustments to reconcile net income to net cash (used in) provided by operating activities from continuing operations:
Amortization of upfront license fees	223	198	199
Depreciation	182	171	176
Foreign exchange loss (gain), net	124	(52)	44
Amortization	39	33	40
Loss on extinguishment of debt	19	0	5
Stock-based compensation	15	38	34
Deferred income taxes	(45)	(36)	(36)
Other non-cash items, net	18	14	9
Changes in operating assets and liabilities, excluding the effects of dispositions:
Trade and other receivables	(14)	(85)	(55)
Inventories	1	(5)	(21)
Accounts payable	89	106	54
Accrued interest payable	(20)	(16)	0
Accrued income taxes	(11)	45	111
Italian lotto license payment	(926)	0	0
Other assets and liabilities	(22)	26	63
Net cash (used in) provided by operating activities from continuing operations	(193)	709	888
Net cash provided by operating activities from discontinued operations	94	341	125
Net cash (used in) provided by operating activities	(99)	1,050	1,012
Cash flows from investing activities
Capital expenditures	(316)	(149)	(147)
Investment in SP Loterias SPE S.A	(53)	0	0
Other investing activities, net	1	0	(3)
Net cash used in investing activities from continuing operations	(367)	(150)	(151)
Net cash provided by (used in) investing activities from discontinued operations	3,868	(207)	(242)
Net cash provided by (used in) investing activities	3,502	(357)	(393)
Cash flows from financing activities
Principal payments on long-term debt	(2,936)	(500)	(801)
Net (repayments of) proceeds from Revolving Credit Facilities	(515)	(175)	609
Payments of debt issuance costs	(14)	(5)	(2)
Net (payments on) receipts from financial liabilities	(11)	24	1
Proceeds from long-term debt	1,862	556	0
Repurchases of common stock	(271)	0	0
Net (repayment of) receipt of funds payable and amounts due to others	(75)	(20)
Net (repayment of) receipt of funds payable and amounts due to others			28
Receipts from (payments of) foreign currency derivative	46	(7)	0
Dividends paid	(770)	(161)	(160)
Dividends paid - non-controlling interests	(163)	(159)	(151)
Return of capital - non-controlling interests	(69)	(73)	(74)
Capital increase - non-controlling interests	386	2	2
Other	(41)	(37)	(15)
Net cash used in financing activities from continuing operations	(2,573)	(556)	(564)
Net cash used in financing activities from discontinued operations	(143)	(50)	(46)
Net cash used in financing activities	(2,716)	(606)	(610)
Net increase in cash and cash equivalents and restricted cash and cash equivalents	686	87	10
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	39	(51)	(11)
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	775	739	740
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	1,500	775	739
Less: Cash and cash equivalents and restricted cash and cash equivalents of discontinued operations	0	71	86
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period of continuing operations	1,500	704	653
Cash paid during the period for:
Interest paid	213	221	208
Income taxes paid	220	241	149
Non-cash investing and financing activities:
Capital expenditures	$ 74	$ 38	$ 20